Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Computation Details Of Final Net Income Loss Available To Common Stockholders
The following tables reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the Year Ended December 31, 2022

Net income	$3,530,190
Accretion of temporary equity to redemption value	(2,458,852)

Net income including accretion of temporary equity to redemption value	$1,071,338

For the period from March 24, 2021 (inception) through December 31, 2021
Net income	3,386,750
Accretion of temporary equity to redemption value	(31,641,174)

Net loss including accretion of temporary equity to redemption value	$(28,254,424)

Schedule of Earnings Per Share, Basic and Diluted

	For the Year Ended December 31, 2022
	Class A	Class B

Allocation of net income including accretion of temporary equity	$808,358	$262,980
Plus: accretion applicable to Class A redeemable shares	2,458,852	—

Total income by Class	$3,267,210	$262,980
Weighted average number of shares	17,674,483	5,750,000
Income per share	$0.18	$0.05

	For the period from March 24, 2021 (inception) through December 31, 2021
	Class A	Class B

Allocation of net loss including accretion of temporary equity	$(22,485,584)	$(5,768,840)
Plus: accretion applicable to Class A redeemable shares	31,641,174	—

Total income (loss) by Class	$9,155,590	$(5,768,840)
Weighted average number of shares	8,890,071	5,750,000
Income (loss) per share	$1.03	$(1.00)